DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of Business (Details) ₽ in Billions, ¥ in Billions, $ in Billions						2 Months Ended		12 Months Ended
	Jul. 12, 2024 CNY (¥) shares	Jul. 12, 2024 USD ($) shares	May 17, 2024 RUB (₽) shares	May 16, 2024 CNY (¥)	May 16, 2024 USD ($)	Jul. 12, 2024 shares	Jul. 12, 2024 USD ($) shares	Dec. 31, 2023	Feb. 05, 2024 Closing
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Group's consolidated revenues (as a percentage)								95.00%
Group's consolidated assets (as a percentage)								95.00%
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of closings | Closing									2
Ownership interest sold at first closing (as a percent)			68.00%
Proceeds from disposal of business	¥ 1.3	$ 0.2		¥ 17.8	$ 2.4		$ 2.6
Total consideration | ₽			₽ 237.5
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets | Common Class A
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consideration in shares | shares	94,853,603	94,853,603	67,632,122			162,485,725	162,500,000